Shareholder Report, Average Annual Return (Details) 191915_Pabrai Wagons ETF_TF_TSR Annual {TF}	12 Months Ended	33 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Pabrai Wagons ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pabrai Wagons ETF NAV
Average Annual Return, Percent	28.90%	12.87%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	22.32%	24.15%